Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2013
Transfers and Servicing [Abstract]
Summary of the total mortgage servicing portfolio
The Company’s total mortgage servicing portfolio at December 31, 2013 and 2012 is summarized as follows (based on the UPB of the underlying mortgage loans):

	December 31,
	2013	2012
FNMA	$7,254,178	$2,781,389
GNMA	4,507,443	1,363,951
FHLMC	161,889	—
Total mortgage servicing portfolio	$11,923,510	$4,145,340

MSRs balance	$170,294	$42,202

MSRs balance as a percentage of total mortgage servicing portfolio	1.43%	1.02%

Summary of changes in the balance of MSRs
A summary of the changes in the balance of MSRs for the years ended December 31, 2013, 2012 and 2011 is as follows:

	Years ended December 31,
	2013	2012	2011
Balance at beginning of period	$42,202	$17,679	7,130
MSRs received as proceeds from loan sales	111,783	39,900	11,511
Purchased MSRs	1,543	—	—
MSRs acquired in a business combination	344	—	—
Changes in valuation inputs and assumptions	22,967	—	—
Actual portfolio runoff (payoffs and principal amortization)	(8,545)	—	—
Amortization of MSRs	—	(3,679)	(960)
Impairment of MSRs	—	(11,698)	(2)
Balance at end of period	$170,294	$42,202	$17,679

Summary of the components of loan servicing fees
The following is a summary of the components of loan servicing fees as reported in the Company’s consolidated statements of income for the years ended December 31, 2013, 2012 and 2011:

	Years ended December 31,
	2013	2012	2011
Contractual servicing fees	$21,656	$5,676	2,534
Late fees	548	232	94
Loan servicing fees	$22,204	$5,908	$2,628